Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,275,000
Previously Paid Amount	0.00
Total Fee Amount	176.08
Total Offset Amount	0.00
Net Fee	176.08
Narrative - Max Aggregate Offering Price	$ 1,275,000
Final Prospectus	true